Consolidated Balance Sheets (Parenthetical) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Statement of Financial Position [Abstract]
Trading account assets pledged that secured parties are permitted to sell or repledge	¥ 7,512,025	¥ 6,558,587
Trading account assets measured at fair value under fair value option	18,597,303	15,007,706
Available-for-sale debt securities pledged that secured parties are permitted to sell or repledge	6,981,664	11,358,439
Held-to-maturity debt securities pledged that secured parties are permitted to sell or repledge	160,828	414,857
Held-to-maturity debt securities, Fair value	4,452,947	3,620,672
Equity securities pledged that secured parties are permitted to sell or repledge	1,364	1,650
Equity securities measured at fair value	6,413,867	6,699,943
Loans, net of unearned income, unamortized premiums and deferred loan fees, pledged that secured parties are permitted to sell or repledge	802,185	898,186
Other short-term borrowings measured at fair value under fair value option	289,755	264,783
Long-term debt measured at fair value under fair value option	¥ 325,808	¥ 333,985
Common stock, authorized	33,000,000,000	33,000,000,000
Common stock, issued	13,667,770,520	13,900,028,020
Common stock, stated value
Treasury stock, shares	745,921,774	737,772,882